Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Roundhill Generative AI & Technology ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Generative AI & Technology ETF
Class Name	Roundhill Generative AI & Technology ETF
Trading Symbol	CHAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Generative AI & Technology ETF (the "Fund") for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.roundhillinvestments.com/etf/chat/. You can also request this information by contacting us at 866-991-5001 or by writing to the Roundhill Generative AI & Technology ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	866-991-5001
Additional Information Website	www.roundhillinvestments.com/etf/chat/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Generative AI & Technology ETF	$121	0.75%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What factors influenced performance?

The Roundhill Generative AI & Technology ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing in the equity securities of exchange-listed companies globally, including those in emerging markets, which are involved in the investment theme of artificial intelligence (“AI”), focused on generative AI and related technologies. AI refers to computer simulation of human intelligence in computers that are programmed to think and learn like humans. It is a branch of computer science that deals with the creation of intelligent machines that work and react like humans. Some of the key techniques used in AI include:

• machine learning - learning a new task without being specifically programmed to do it,

• deep learning - learning by example,

• natural language processing - understanding human language text or speech,

• computer vision - interpreting and understanding the visual world (e.g., distinguishing faces), and

• expert systems - which simulate the judgment and behavior of humans with expertise in a particular field (e.g., medicine).

AI has a wide range of applications, such as self-driving cars, speech recognition, image recognition, natural language understanding, decision-making, and many more. With the advancement of technology and the increasing amount of data available, AI is becoming increasingly important in many industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended April 30, 2026	1 Year	Since Inception (5/17/23)
Roundhill Generative AI & Technology ETF - at NAV	122.06%	47.30%
S&P 500® Total Return Index	31.05%	22.10%

Performance Inception Date	May 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.roundhillinvestments.com/etf/chat/ for more recent performance information.
Net Assets	$ 1,427,470,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 5,909,592
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Size (Thousands)	$1,427,470
Number of Holdings	41
Total Advisory Fee Paid	$5,909,592
Portfolio Turnover Rate	92%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2026) Sector Breakdown (% of Net Assets) Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]
Top 10 Holdings	(% of Net Assets)
Alphabet, Inc. - Class A	7.2
NVIDIA Corp.	6.9
Advanced Micro Devices, Inc.	5.0
SK Hynix, Inc.	4.4
Amazon.com, Inc.	4.2
Micron Technology, Inc.	4.1
Broadcom, Inc.	3.9
Samsung Electronics Co. Ltd.	3.6
Microsoft Corp.	3.6
SoftBank Group Corp.	3.3

Material Fund Change [Text Block]	Fund Changes There have been no changes.